Share-based payments - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of cancellations employees electing to withdraw their investment shares before vesting of their matching shares	15.00%
Percentage of cancellations employees electing to withdraw their investment shares before vesting of their matching shares, per annum	5.00%
Liability for cash-settled awards	$ 6	$ 7
Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share-based payment charge for plan	100.00%	100.00%
Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share-based payment charge for plan	100.00%	100.00%
Performance share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	5.00%	5.00%
Performance share plans | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	19,881	23,917
Performance share plans | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	24,365
Liability for cash-settled awards	$ 1
Performance share plans | Rio Tinto plc | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding		26,394
Liability for cash-settled awards		$ 2
Management share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	7.00%	7.00%
Bonus Deferral Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	3.00%	3.00%
Bonus Deferral Awards | Executive Directors And Product Group Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of bonus deferral	50.00%
Global Employee Share Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	5.00%	5.00%
Share incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability for cash-settled awards	$ 5
Share incentive plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability for cash-settled awards		$ 5
Share incentive plan | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	7,913	9,685
Share incentive plan | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	90,331	90,748